Investment Strategy - Amplify S&P 500 Dividend Drivers ETF	Jul. 08, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. Tidal Investments LLC (“Tidal” or the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Index is owned and developed by S&P Dow Jones Indices LLC (“SPDJI” or the “Index Provider”). The Index Provider is not affiliated with the Fund, Amplify Investments LLC (“Amplify Investments” or the “Adviser”) or the Sub-Adviser.

The Index. The Index is designed to measure the performance of high dividend-paying companies within the S&P 500® Index (the “S&P 500 Index”), identified as “dividend drivers,” that exhibit consistent historical and forecasted dividend growth, as well as strong fundamentals.

Index Methodology. The initial index universe is comprised of companies included in the S&P 500 Index. The S&P 500 Index focuses on the large capitalization U.S. equity market, including common stock and real estate investment trusts (“REITs”). The selection universe for the S&P 500 Index includes all U.S. equity securities listed on the NYSE, NYSE Arca, NYSE American, NASDAQ Global Select Market, NASDAQ Global Market, NASDAQ Capital Market, Cboe BZX, Cboe BYX, Cboe EDGA, or Cboe EDGX with unadjusted market capitalizations of at least $22.7 billion and float-adjusted market capitalizations of at least $11.35 billion at the time of inclusion.

To be considered a candidate from the initial universe that is eligible for inclusion, a company must satisfy the following criteria:

•        Forecasted Dividend Yield. A company must be expected to pay a dividend over the coming year, based on data from S&P Global Market Intelligence, a division of S&P Global that provides financial data and analytics, including dividend forecasts and fundamental company data, used to support index construction.

•        Trailing Dividend Growth. A company must have increased its total dividend per share every single calendar year for at least ten consecutive years.

•        Forecasted Dividend per Share Growth. A company’s forecasted dividend per share must be higher than the dividend per share it actually paid in the most recent full calendar year (i.e., the company is expected to increase its dividend).

From this qualifying universe, all eligible constituents are ranked using a composite score based on three financial metrics:

•        Five-year Dividend Growth. The measure of how much a company’s dividend per share has grown over the past five years. It is calculated as the change in trailing 12-month dividends per share compared to the same figure from five years ago, expressed as a percentage.

•        Forecasted Dividend Yield. A company’s expected dividend per share over the next 12 months divided by its stock price on the reference date (the last business day of December).

•        Return on Invested Capital (ROIC). A company’s net income divided by the average of the company’s total debt plus total equity over the current and prior year, averaged over five years.

Each company is ranked based on these three metrics and the ranks are combined into a single composite score. The top 50 companies by composite score are selected, subject to a sector cap of 15 stocks. If two non-constituents have the same composite score, the non-constituent with the higher forecasted dividend yield will be selected.

Weighting. At each annual reconstitution, constituents are weighted by forecasted dividend yield, subject to the following constraints: (i) a constituent’s forecasted dividend yield is capped at 10% (i.e., for purposes of calculating a constituent’s weight, any forecasted dividend yield in excess of 10% is treated as 10%), (ii) no single stock can represent more than 4.5% of the Index or less than 0.05% of the Index, (iii) no single Global Industry Classification Standards (GICS) sector can represent more than 30% of the Index and (iv) any weight that exceeds a cap is redistributed proportionately among the uncapped constituents and this process repeats iteratively until all constraints are satisfied.

The Index is reconstituted annually, effective on the last business day of January, using data as of the last business day of December, and rebalanced quarterly in January, April, July, and October. At each rebalance, the constituents remain unchanged, but they are reweighted proportionally to the 12-month forecasted yield, using data as of the last business day of the prior month. Index constituents are reviewed on a monthly basis for ongoing eligibility. As of June 17, 2026, the Index consisted of 50 securities and had significant exposure to the financials sector.

See “Additional Information About the Fund’s Strategies and Risks — Additional Information about the Index” for further information relating to the Index.

Concentration and Diversification Status. The Fund is classified as “non-diversified” under the 1940 Act. The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any industry or group of identified industries, except to the extent the Index concentrates in an industry or group of identified industries.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities that comprise the Index.
Strategy Portfolio Concentration [Text]	The Fund is classified as “non-diversified” under the 1940 Act. The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any industry or group of identified industries, except to the extent the Index concentrates in an industry or group of identified industries.